Note 6 - Intangible Assets	12 Months Ended
Dec. 31, 2019
Statement Line Items [Line Items]
Disclosure of intangible assets [text block]
6
) Intangible assets

Intangible assets can be broken down as follows:

(in thousands of euro)	Purchased licenses	Other intangible assets	In progress		Total
January 1, 2017	9,022	44	9		9,075
Acquisitions (amended) (1)	-	227	40,000	(1)	40,227
Disposals	-	-	-		-
Transfers	-	9	(9)		-
Depreciation	(3,009)	(101)	-		(3,110)
December 31, 2017 (amended) (1)	6,013	179	40,000		46,192

(in thousands of euro)	Purchased licenses		Other intangible assets	In progress	Total
January 1, 2018	6,013		179	40,000	46,192
Acquisitions	43,801	(2)	405	-	44,206
Disposals	-		(64)	-	(64)
Depreciation	(5,630)		(175)	-	(5,805)
December 31, 2018	44,184		345	40,000	84,529

(in thousands of euro)	Purchased licenses		Other intangible assets	In progress	Total
January 1, 2019	44,184		345	40,000	84,529
Acquisitions	-		59	-	59
Additional considerations	27,020	(3)	-	-	27,020
Disposals	-		-	-	-
Depreciation	(14,353	) (4)	(149)	-	(14,502)
Transfers	-		(139)	-	(139)
December 31, 2019	56,851		116	40,000	96,968

(1)	This amount is an upfront payment for acquisition of avdoralimab rights under the in-licensing agreement signed in
2017
with Novo Nordisk A/S. The classification of this amount has been amended compared to the
2017
consolidated financial statements since it is in progress and thus not
amortized.

(2)	This amount mainly includes (i) an upfront payment of
€43,501
 thousand, less an estimate rebate of
€13,050
 thousand relating to the rights acquired from AstraZeneca in
2018
under the Lumoxiti in-licensing agreement and (ii) a
€13,050
thousand additional consideration to be paid to Novo Nordisk A/S following the exercise of the option by AstraZeneca for the monalizumab rights.

(3)	This amount includes (i) an additional consideration of
€7,000
 thousand paid to Orega Biotech in
June 2019
in relation to the anti-
CD39
program as consideration following the collaboration and option agreement signed in
October 22, 2018
with AstraZeneca regarding
IPH5201
(see Note
1.c
), (ii) the decrease of the rebate granted by AstraZeneca in connection with the acquisition of Lumoxiti rights for an amount of
€6,455
 thousand (see Note
5
and (
2
) above ), and (iii) an additional consideration of
€13,565
thousand paid to AstraZeneca in
January 2020
following the submission to the European Medicines Agency (EMA) of the Marketing Authorization Application (MAA) relating to the commercialization of Lumoxiti in Europe (see Note
1.2
).

(4)	This amount includes the amortization of rights related to monalizumab ( €4,792 thousand), IPH5201 ( €6,831 thousand) and Lumoxiti ( €2,730 thousand).

Monalizumab rights under the
2014
monalizumab (
NKG2A
) Novo Nordisk agreement

At the agreement inception, acquired rights were recorded as intangible asset for an amount of
€7,000
 thousand. The Company recorded an additional consideration of
€6,325
 thousand in
2015
and a final consideration of
$15,000
 thousand (
€13,050
thousand) due in
2018
(see Note
1.1.a
).

Since their acquisition by the Company, monalizumab rights are amortized on a straight-line basis over the anticipated residual duration of the Phase II trials. The Company has reassessed the anticipated residual duration of the Phase II trials as of
December 31, 2019
and estimated that it would be fully amortized by the end of
2021,
compared to end of
2019
as estimated as of
December 31, 2018,
as a result of the completion of some trials and initiation of new cohorts. The impact of this revision for the fiscal year ended
December
31,
2019
amounts to
€4,452
 thousand
.
The net book values of the monalizumab rights were
€7,941
 thousand and
€12,733
 thousand as of
December
31,
2019
and
December
31,
2018,
respectively.

IPH5201
(Anti-
CD39
) rights acquired from Orega Biotech

On
January
4,
2016,
the Company and Orega Biotech entered into an exclusive licensing agreement by which Orega Biotech granted the Company full worldwide rights to its program of first
-in-class anti-
CD39
checkpoint inhibitors. The undisclosed upfront payment paid by the Company to Orega Biotech has been recognized as an intangible asset in the consolidated financial statements for the year ended
December
31,
2016.
Criteria relating to the
first
development milestone were reached in
December 2016.
Consequently, the amount of this milestone was recognized as an intangible asset in addition to the initial payment, for a total of
€1.8
 million as of
December
31,
2018.
In
June
of
2019,
the Company also paid Orega Biotech
€7.0
 million in relation to the anti-
CD39
program as consideration following the collaboration and option agreement signed on
October
22,
2018
with AstraZeneca regarding
IPH5201.

This asset is amortized on a straight-line basis since
November
1,
2018
(corresponding to the effective beginning date of the collaboration) until the date the Company expects to fulfill its commitment (end of fiscal year
2020
).

The Company
may
also be obligated to pay Orega Biotech up to
€51,500
thousand upon the achievement of development and regulatory milestones. In addition, the Company will be obligated to pay mid-single digit to low-teen percentage payments, depending on determinations relating to Orega Biotech’s intellectual property rights for certain patents, on sublicensing revenues the Company receives pursuant to its agreement with AstraZeneca relating to
IPH5201.

Avdoralimab (
IPH5401
) (anti-
C5aR
) rights acquired from Novo Nordisk A/S

At the agreement inception, an upfront payment of
€40
 million for acquired rights were recorded as intangible asset. As avdoralimab is still in clinical trial, the acquired rights are classified as intangible asset in progress. They were subject to annual impairment test.
No
impairment were recorded since inception. These acquired rights will be amortized when the Company obtains economic benefits.

According to the agreement, the Company will pay additional payments according to the reach of specific steps. As of
December
31,
2019,
according to the uncertainty of these potential payments,
no
liability was recognized.

Development costs incurred by the Company are recognized as research and development expenses.

The main assumptions used for the impairment test are the following:

•	Cash flows are set on the basis of the development and commercialization plans and budgets approved by Management;
•	A discount rate of 12%;
•	A risk of development is taken into consideration by applying probabilities of success of reaching future phases of development to cash flows related to each development phases Those average probabilities of success of R&D projects are based on an article published in Nature Biotechnology journal;
•	For the commercialization phase, selling price and sales volume are estimated on the basis of the potential market and the observed performances of comparable drugs currently on the market. Decrease in sales volume applied to the forecasted revenue once the related rights fall off-patent.

In case of failure of the clinical trials in progress, the Company may
have to depreciate the intangible asset corresponding to the avdoralimab rights.

The Company did
not
identify any reasonable potential variance in the key assumptions that may
generate an impairment.

Sensitivity testing regarding these following assumptions and other assumptions such as: discount rate (+/-
3%
), selling price (+/-
10%
) and decrease in sales volume once the related rights fall off-patent (+/-
5%
) were performed. These tests did
not
reveal any impairment.

Avdoralimab does
not
generate economic benefits yet for the Company. In accordance with IAS
38,
it will be amortized when it generates economic benefits, which can result from:

•	The commercialization the drug candidate; or,
•	An out-licensed agreement.

If the Company commercialize the drug product on its own, it will have to determine the amortization period of the related capitalized rights. It will have to estimate their useful life, considering the date when they fall off patent. Those capitalized rights will be amortized on a straight line basis during the estimated useful life.

If the Company entered in an out-licensed agreement, the Company will have to perform an analysis to determine if the control of the rights are transferred to a third
-party, and thus will have to derecognize the capitalized rights. If the Company conclude that it keeps the control of the rights, it will determine their useful life and will amortize them on a straight line basis during this useful life.

Lumoxiti rights acquired from AstraZeneca under the
2018
AstraZeneca multi-term agreement

The license by which the Company acquired Lumoxiti rights is amortized on a straight-line basis through
July
31,
2031,
which corresponds to the expiration of the current composition of matter patent, not
including any additional patent extensions or patents. The net book value of the Lumoxiti rights was
€47,276
 thousand and
€29,987
 thousand as of
December
31,
2019
and
December
31,
2018,
respectively. This increase in the net book value resulting from (i) the decrease of the rebate granted by AstraZeneca in connection with the acquisition of Lumoxiti rights for an amount of
€6,455
 thousand (see Note
6
), and (ii) an additional consideration of
€13,565
thousand paid to AstraZeneca in
January 2020
following the submission to the European Medicines Agency (EMA) of the Marketing Authorization Application (MAA) relating to the commercialization of Lumoxiti in Europe. These additional considerations are partly offset by the period amortization (
€2,730
thousand).

The Company applied IAS
36
- Impairment of assets and assessed whether there was any indication that an asset may
be impaired. The Company estimated the recoverable amount of Lumoxiti intangible assets using a discounting cash flow model which confirmed that these assets were not
impaired. The following assumptions were used to determine the recoverable amount, based on the cash flows determined from the commercialization plan and the budget approved by Management:

•	A discount rate of 12%
•	Assumptions related to selling price increase and sales volume based on the potential market and comparable products; and
•	Decrease in sales volume applied to the forecasted revenue once the related rights fall off-patent.
Sensitivity testing regarding the following assumptions and other assumptions such as: discount rate (+/-
3%
), selling price (+/-
10%
) and decrease in sales volume once the related rights fall off-patent (+/-
5%
) were performed. These tests did
not
reveal any impairment.